Investment in joint ventures	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [text block] [Abstract]
Investment in joint ventures

Note 16. Investment in joint ventures

Name of joint venture	Principal activity	Place of incorporation and principal place of business	Proportion of ownership interest and voting rights held by the Company
			As of December 31, 2021	As of December 31, 2020
Promedical S.A.	Marketing and pharmaceuticals	Santa Cruz de la Sierra, Bolivia	50%	50%

Promedical S.A. is accounted for using the equity method in these consolidated financial statements. Pursuant to a shareholder agreement, the Company has the right to cast 50% of the votes at shareholder meetings of Promedical S.A.

The financial year end dates of Promedical S.A. are December 31, 2019, December 31, 2020 and December 31, 2021. For the purposes of applying the equity method of accounting, the financial statements of Promedical S.A. for the years ended December 31, 2021, 2020 and 2019 have been used.

The other summary information that precedes the reconciliation to the Company’s carrying amount represents amounts included in the IFRS financial statements of the joint venture, not the entity’s share of these amounts, although they are adjusted to reflect fair value adjustments upon acquisition or accounting policy alignments.

Summarized financial information of Promedical S.A is set out below. The summarized financial information below represents amounts in the Promedical S.A’s financial statements prepared in accordance with IFRS Standards, adjusted by the Company for equity accounting purposes.

	As of December 31, 2021	As of December 31, 2020
Current assets	10,324	11,672
Non-current assets	3,136	2,551
Current liabilities	6,231	5,899
Non-current liabilities	795	1,890
Equity	6,434	6,434
Revenue	23,704	19,428
Profit/(loss) for the year	1,423	1,612
Total comprehensive income	1,423	1,612

	As of December 31, 2021	As of December 31, 2020
Net assets of Promedical S.A.	6,434	6,434
Proportion of the Company’s ownership interest in Promedical S.A.	3,217	3,217
Other adjustments	(774)	(757)
Carrying amount of the Company’s interest in Promedical S.A.	2,443	2,460